CERTIFICATION OF
                          STRONG MUNICIPAL FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                  STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Short-Term High Yield Municipal Fund's Prospectuses and Statement of Additional Information for the Investor Class and Advisor Class shares, each dated February 29, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 26 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on February 25, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Short-Term High Yield Municipal Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                              STRONG MUNICIPAL FUNDS, INC.



                              /S/ JOHN S. WEITZER
                              By:     John S. Weitzer
                              Title:     Vice President


Dated: March 7, 2000




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